COMMITMENTS, CONTINGENCIES, AND GUARANTEES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 30, 2023	Dec. 31, 2022
Long-term commitment
Outstanding purchase commitments on capital projects	$ 82.9
Surety Bonds and Letters of Credit
Outstanding letters of credit	47.8	$ 59.0
Open Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding	20.9
Completed Projects
Surety Bonds and Letters of Credit
Payment and performance bonds outstanding	6.9
Insurance Contracts
Surety Bonds and Letters of Credit
Outstanding letters of credit	44.5
Revenue Bonds
Surety Bonds and Letters of Credit
Outstanding letters of credit	$ 3.3